Provisions and Other Non-current Liabilities - Summary of Financial and Demographic Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
France [member]
Disclosure of defined benefit plans [line items]
Discount rate, bottom of range	1.25%	0.75%	1.00%
Discount rate, top of range	1.75%	1.25%	1.50%
General inflation rate	1.50%	1.50%	1.50%
Pension benefit indexation, bottom of range	1.25%	1.25%	1.25%
Pension benefit indexation, top of range	2.25%	2.25%	2.25%
Healthcare cost inflation rate	2.00%	2.00%	2.00%
Retirement age, bottom of range	62 years	62 years	62 years
Retirement age, top of range	67 years	67 years	67 years
Mortality table	TGH/ TGF 05	TGH/ TGF 05	TGH/ TGF 05
Germany [member]
Disclosure of defined benefit plans [line items]
Discount rate, bottom of range	1.25%	0.75%	1.00%
Discount rate, top of range	1.75%	1.25%	1.50%
General inflation rate	1.50%	1.50%	1.50%
Pension benefit indexation, top of range	1.50%	1.50%	1.75%
Retirement age, top of range	62 years	62 years	62 years
Mortality table	Heubeck RT 2018 G	Heubeck RT 2005 G	Heubeck RT 2005 G
US [member]
Disclosure of defined benefit plans [line items]
Discount rate, top of range	4.00%	3.50%	4.00%
General inflation rate	2.00%	2.00%	2.00%
Healthcare cost inflation rate	5.66%	5.81%	5.96%
Retirement age, bottom of range	55 years	55 years	55 years
Retirement age, top of range	70 years	70 years	70 years
Mortality table	RP2014 G. Scale MP2018	RP2014 G. Scale MP2017	RP2014 G. Scale MP2016
UK [member]
Disclosure of defined benefit plans [line items]
Discount rate, top of range	3.00%	2.50%	2.75%
General inflation rate	3.10%	3.10%	3.15%
Pension benefit indexation, top of range	3.00%	3.10%	3.15%
Healthcare cost inflation rate	1.50%	1.50%	1.50%
Retirement age, bottom of range	60 years
Retirement age, top of range	65 years	60 years	60 years
Mortality table	SAPS S2	SAPS S2	SAPS S2